Consolidated Statement of Changes in Shareholders' Equity (Deficiency) - CAD ($)	Total	Number of Common Shares	Number of Class "B" Common Shares	Share Capital	Obligation To Issue Shares	Stock Option Reserve	Deficit	Total Shareholders' Deficiency	Non-Controlling Interest
Balance, Shares at Dec. 31, 2019		582,564,926	1,100,000
Balance, Amount at Dec. 31, 2019				$ 7,460,158	$ 0	$ 60,000	$ (7,793,332)	$ (273,174)	$ (157,729)
Statement [Line Items]
Shares Issued Pursuant To Conversion Of Convertible Promissory Notes, Shares		759,908,896
Shares Issued Pursuant To Conversion Of Convertible Promissory Notes, Amount	$ 1,416,023			1,416,023			0	1,416,023	0
Shares Issued For Cash, Shares			1,000,000
Shares Issued For Cash, Amount				100			0	100	0
Derecognition Of Non-controlling Interest Of Subsidiary				0			0	0	287,389
Adjustment On Derecognition Of Subsidiary				0			0	0	(2,272)
Net Comprehensive Loss	(2,839,260)			0			(2,711,872)	(2,711,872)	(127,388)
Balance, Shares at Dec. 31, 2020		1,342,473,822	2,100,000
Balance, Amount at Dec. 31, 2020	(1,568,923)			8,876,281	0	60,000	(10,505,204)	(1,568,923)	0
Statement [Line Items]
Shares Issued Pursuant To Conversion Of Convertible Promissory Notes, Shares		220,865,794
Shares Issued Pursuant To Conversion Of Convertible Promissory Notes, Amount	585,258			515,497	69,761	0	0	585,258	0
Net Comprehensive Loss	436,867			0	0	0	436,867	436,867	0
Balance, Shares at Dec. 31, 2021		1,563,339,616	2,100,000
Balance, Amount at Dec. 31, 2021	$ (546,798)			$ 9,391,778	$ 69,761	$ 60,000	$ (10,068,337)	$ (546,798)	$ 0